LIABILITIES AND DEBT - Venture Debt (Details) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 16, 2021	Jul. 31, 2021	May 31, 2021	Mar. 31, 2017	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Line of Credit Facility [Line Items]
Gross loan										$ 1,459,211
Warrants granted		3,550	319
Warrants value		$ 1,622,350	$ 145,696
Interest expense	$ 427,700								$ 825,219	$ 770,277
Interest expense and effective interest rate									13.70%	14.60%
Common stock warrants
Line of Credit Facility [Line Items]
Warrants granted										4,935
Warrants exercise price										$ 250
Warrants and rights outstanding term										10 years
Warrants value										$ 184,191
Note Warrant
Line of Credit Facility [Line Items]
Percentage diluted capitalization											1.00%
Principal loaned under the agreement											1.358%
Principal loaned under the agreement											$ 1,000,000
Loan fees and discounts from warrants were amortized to interest expense									$ 147,389	241,878
Loan fees and discounts from warrants unamortized balance									0	147,389
Venture Debt
Line of Credit Facility [Line Items]
Interest expense					$ 191,152	$ 189,096	$ 573,455	$ 591,123
Interest expense and effective interest rate					12.20%	13.40%
Venture Debt | Note Warrant
Line of Credit Facility [Line Items]
Loan fees and discounts from warrants were amortized to interest expense							12,500	$ 147,389
Loan fees and discounts from warrants unamortized balance							$ 0
Venture Debt | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 4,000,000
Amended Venture Debt | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 6,000,000
Loan bears interest rate				12.50%
Compounded monthly fees				$ 5,000
Gross loan									$ 6,001,755	$ 6,001,755		$ 6,251,755
Amended Venture Debt | Secured Debt | Follow-On Public Offering
Line of Credit Facility [Line Items]
Line of credit facility, frequency of payments				$3,000,000
Line of credit facility days				5 days
Amended Venture Debt | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility [Line Items]
Loan payment				$ 3,000,000
Line of credit facility days				5 days
Amended Venture Debt | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility [Line Items]
Loan payment				$ 300,000